Intangible Assets and Goodwill - Estimated future amortization of intangible assets (Details) - Draft Kings Inc - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020	$ 13,048
2021	10,250
2022	6,241
2023	2,200
2024 and thereafter	2,200
Net	$ 33,939	$ 16,876